Equity - Summary of Stock Options (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Equity [Abstract]
Number of Stock Options Outstanding, Outstanding at Beginning of Period	19,700,000
Number of Stock Options Outstanding, Granted	2,350,000	19,000,000	19,700,000
Number of Stock Options Outstanding, Forfeited or Expired	(2,000,000)
Number of Stock Options Outstanding, Exercised
Number of Stock Options Outstanding, Outstanding at End of Period	20,050,000	19,000,000	19,700,000
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 0.18
Weighted Average Exercise Price Per Share, Granted	0.36	0.17	0.18
Weighted Average Exercise Price Per Share, Forfeited	0.39
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Exercise Price, Outstanding at End of Period	$ 0.20	$ 0.17	$ 0.18
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period	3 years 10 months 14 days	0 years	0 years
Weighted Average Remaining Contractual Life (years), Granted	4 years 6 months 10 days	4 years 10 months 10 days	4 years 7 months 13 days
Weighted Average Remaining Contractual Life (years), Forfeited or Expired	4 years 5 months 23 days	0 years	0 years
Weighted Average Remaining Contractual Life (years), Exercised	0 years	0 years	0 years
Weighted Average Remaining Contractual Life (years), Outstanding at End of Period	3 years 10 months 17 days	4 years 10 months 10 days	4 years 7 months 13 days
Aggregate Intrinsic Value, Outstanding at Beginning of Period	$ 2,995,640
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Forfeited or Expired
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Outstanding at End of Period			$ 2,995,640